Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation Revenue - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from operations:
Revenue	$ 47,381,918	$ 18,543,243	$ 32,281,543
Total revenue	47,381,918	18,543,243	32,281,543
Event hosting [Member]
Revenue from operations:
Revenue	4,094,200	4,348,303	14,711,787
Event planning and execution [Member]
Revenue from operations:
Revenue	3,396,661	4,132,477	8,420,328
Brand promotion [Member]
Revenue from operations:
Revenue	39,611,817	9,650,274	8,733,764
Other revenue [Member]
Revenue from operations:
Revenue	$ 279,240	$ 412,189	$ 415,664